Operating Profit - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Operating Profit [line items]
Net foreign exchange gains (losses)	£ (11.0)	£ 4.0	£ (99.0)
Major restructuring costs	321.0	424.0	1,178.0
Reporting Accountant Work Performed In Connection With Consumer Healthcare Demerger [Member]
Disclosure of Operating Profit [line items]
All other services	4.4	2.4
Liquidation Or Disposal Of Interest In Associates [Member]
Disclosure of Operating Profit [line items]
Gain loss on disposal of interest in associates	0.0	10.0
Liquidation Or Disposal Of Overseas Subsidiary [member]
Disclosure of Operating Profit [line items]
Net foreign exchange gains (losses)	2.0	35.0	36.0
Other Auditors [member]
Disclosure of Operating Profit [line items]
Another audit fee of the company's subsidiaries	£ 0.1	£ 0.0	£ 0.2